Employee benefits expense	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Employee benefits expense

7. Employee benefits expense

	2024	2023
	US$	US$
Salaries, wages and bonuses	2,379,674	2,258,195
Directors’ remuneration	382,598	272,659
Directors’ fees	128,000	52,252
Employer’s contribution to defined contribution plans including Central Provident Fund	153,047	142,749
Other short term benefit	60,001	26,943
	3,103,320	2,752,798
Less : Amount capitalized as internal development of intangible assets	(1,714,524)	(1,388,584)
	1,388,796	1,364,214